Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financial Assets:
Beginning Balance	$ 201		$ 434		$ 518
Gains (Losses) included in earnings/ OCI	(37)		(19)		(28)
Issuances			3
Purchases	39		44
Sales	(13)		(50)
Settlements	(3)		(14)
Purchases, Sales, Issuances & Settlements (Net)					(56)
Transfers in (out) of Level 3			(197)
Ending Balance	187		201		434
Changes in unrealized gains (losses) relating to assets still held at reporting date	(19)		(17)		(12)
Financial Liabilities:
Beginning Balance	(93)		0
Initial fair value on acquisition	(1)		(89)
Gains (Losses) included in earnings/ OCI	(6)		(4)
Ending Balance	(100)		(93)		0
Changes in unrealized gains (losses) relating to liabilities still held at reporting date	(6)		(4)
Other liability | Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Contingent Liability [Member]
Financial Liabilities:
Beginning Balance	(93)		0
Initial fair value on acquisition	(1)		(89)
Gains (Losses) included in earnings/ OCI	(6)		(4)
Ending Balance	(100)		(93)
Changes in unrealized gains (losses) relating to liabilities still held at reporting date	(6)	[1]	(4)	[1]
Available-for-sale Securities
Financial Assets:
Beginning Balance	8		34
Gains (Losses) included in earnings/ OCI	0		1		0
Issuances			3
Purchases	0		0
Sales	0		0
Settlements	(1)		(3)
Transfers in (out) of Level 3			(27)
Ending Balance	7		8		34
Changes in unrealized gains (losses) relating to assets still held at reporting date	0	[2]	0	[2]	0	[2]
Available-for-sale Securities | Segment, Continuing Operations [Member]
Financial Assets:
Beginning Balance					37
Purchases, Sales, Issuances & Settlements (Net)					(3)
Ending Balance					34
Changes in unrealized gains (losses) relating to assets still held at reporting date					0
Available-for-sale Securities | Mortgage backed securities
Financial Assets:
Beginning Balance	8		34
Gains (Losses) included in earnings/ OCI	0		1
Issuances			3
Purchases	0		0
Sales	0		0
Settlements	(1)		(3)
Transfers in (out) of Level 3			(27)
Ending Balance	7		8
Changes in unrealized gains (losses) relating to assets still held at reporting date	0		0
Available-for-sale Securities | Mortgage backed securities | Segment, Continuing Operations [Member]
Financial Assets:
Beginning Balance					37
Gains (Losses) included in earnings/ OCI					0
Purchases, Sales, Issuances & Settlements (Net)					(3)
Ending Balance					34
Trading account securities
Financial Assets:
Beginning Balance	26		230
Gains (Losses) included in earnings/ OCI	0		3
Issuances			0
Purchases	18		24
Sales	(13)		(50)
Settlements	(2)		(11)
Transfers in (out) of Level 3			(170)
Ending Balance	29		26
Changes in unrealized gains (losses) relating to assets still held at reporting date	1	[3]	0	[3]
Trading account securities | Segment, Continuing Operations [Member]
Financial Assets:
Beginning Balance					300
Gains (Losses) included in earnings/ OCI					2
Purchases, Sales, Issuances & Settlements (Net)					(72)
Ending Balance					230
Changes in unrealized gains (losses) relating to assets still held at reporting date					6	[3]
Trading account securities | Mortgage backed securities
Financial Assets:
Beginning Balance	20		224
Gains (Losses) included in earnings/ OCI	0		3
Issuances			0
Purchases	14		23
Sales	(10)		(49)
Settlements	(2)		(11)
Transfers in (out) of Level 3			(170)
Ending Balance	22		20
Changes in unrealized gains (losses) relating to assets still held at reporting date	0		0
Trading account securities | Mortgage backed securities | Segment, Continuing Operations [Member]
Financial Assets:
Beginning Balance					292
Gains (Losses) included in earnings/ OCI					3
Purchases, Sales, Issuances & Settlements (Net)					(71)
Ending Balance					224
Changes in unrealized gains (losses) relating to assets still held at reporting date					6
Trading account securities | Collateralized Mortgage Obligations
Financial Assets:
Beginning Balance	3		3
Gains (Losses) included in earnings/ OCI	0		0
Issuances			0
Purchases	0		0
Sales	0		0
Settlements	0		0
Transfers in (out) of Level 3			0
Ending Balance	3		3
Changes in unrealized gains (losses) relating to assets still held at reporting date	0		0
Trading account securities | Collateralized Mortgage Obligations | Segment, Continuing Operations [Member]
Financial Assets:
Beginning Balance					3
Gains (Losses) included in earnings/ OCI					0
Purchases, Sales, Issuances & Settlements (Net)					0
Ending Balance					3
Changes in unrealized gains (losses) relating to assets still held at reporting date					0
Trading account securities | Other
Financial Assets:
Beginning Balance	3		3
Gains (Losses) included in earnings/ OCI	0		0
Issuances			0
Purchases	4		1
Sales	(3)		(1)
Settlements	0		0
Transfers in (out) of Level 3			0
Ending Balance	4		3
Changes in unrealized gains (losses) relating to assets still held at reporting date	1		0
Trading account securities | Other | Segment, Continuing Operations [Member]
Financial Assets:
Beginning Balance					5
Gains (Losses) included in earnings/ OCI					(1)
Purchases, Sales, Issuances & Settlements (Net)					(1)
Ending Balance					3
Changes in unrealized gains (losses) relating to assets still held at reporting date					0
Servicing Asset At Fair Value Amount [Member]
Financial Assets:
Beginning Balance	167		170
Gains (Losses) included in earnings/ OCI	(37)		(23)
Issuances			0
Purchases	21		20
Sales	0		0
Settlements	0		0
Transfers in (out) of Level 3			0
Ending Balance	151		167
Changes in unrealized gains (losses) relating to assets still held at reporting date	(20)	[4]	(17)	[4]
Servicing Asset At Fair Value Amount [Member] | Segment, Continuing Operations [Member]
Financial Assets:
Beginning Balance					176
Gains (Losses) included in earnings/ OCI					(31)
Purchases, Sales, Issuances & Settlements (Net)					25
Ending Balance					170
Changes in unrealized gains (losses) relating to assets still held at reporting date					(18)	[4]
Loans receivable Member | Segment, Discontinued Operations [Member]
Financial Assets:
Beginning Balance					5
Gains (Losses) included in earnings/ OCI					1
Purchases, Sales, Issuances & Settlements (Net)					(6)
Ending Balance					0
Changes in unrealized gains (losses) relating to assets still held at reporting date					$ 0	[5]

[1]	Gains (losses) are included in “FDIC loss share (expense) income” in the Statement of Operations.
[2]	Gains (losses) are included in OCI
[3]	Gains (losses) are included in “Trading account profit” in the Statement of Operations.
[4]	Gains (losses) are included in “Other service fees” in the Statement of Operations.
[5]	Gains (losses) are included in “Loss from discontinued operations, net of tax” in the Statement of Operations